Result from insurance activities, before expenses - Summary of net premium explanatory (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2021 PEN (S/)
Disclosure Of Net Premium Explanatory [Line Items]
Premiums assumed	S/ 1,051,397
Adjustment of technical reserves	(395,265)
Gross premiums	656,132
Premiums ceded to reinsurers	(10,865)
Net premiums earned	645,267
Annuities [Member]
Disclosure Of Net Premium Explanatory [Line Items]
Premiums assumed	614,899
Adjustment of technical reserves	(291,076)
Gross premiums	323,823
Premiums ceded to reinsurers	0
Net premiums earned	323,823
Group Life [Member]
Disclosure Of Net Premium Explanatory [Line Items]
Premiums assumed	136,743
Adjustment of technical reserves	(2,189)
Gross premiums	134,554
Premiums ceded to reinsurers	(4,779)
Net premiums earned	129,775
Individual Life [Member]
Disclosure Of Net Premium Explanatory [Line Items]
Premiums assumed	182,032
Adjustment of technical reserves	(76,339)
Gross premiums	105,693
Premiums ceded to reinsurers	(5,494)
Net premiums earned	100,199
Retirement (disability and survival) [Member]
Disclosure Of Net Premium Explanatory [Line Items]
Premiums assumed	8,418
Adjustment of technical reserves	(9,661)
Gross premiums	(1,243)
Premiums ceded to reinsurers	(534)
Net premiums earned	(1,777)
Other [Member]
Disclosure Of Net Premium Explanatory [Line Items]
Premiums assumed	2
Adjustment of technical reserves	(13,595)
Gross premiums	(13,593)
Premiums ceded to reinsurers	0
Net premiums earned	(13,593)
Total life insurance [Member]
Disclosure Of Net Premium Explanatory [Line Items]
Premiums assumed	942,094
Adjustment of technical reserves	(392,860)
Gross premiums	549,234
Premiums ceded to reinsurers	(10,807)
Net premiums earned	538,427
Total general insurance [Member]
Disclosure Of Net Premium Explanatory [Line Items]
Premiums assumed	109,303
Adjustment of technical reserves	(2,405)
Gross premiums	106,898
Premiums ceded to reinsurers	(58)
Net premiums earned	S/ 106,840